Common Shares Issuable (Audited)	12 Months Ended
Sep. 30, 2012
Audited
Notes
Common Shares Issuable

Note 8: Common Shares Issuable

The Company offered a Private Placement Offering Memorandum and received $67,500 in funding. The Company has not issued the share certificates to the investors as of September 30, 2012.